Principal Accounting Policies	6 Months Ended
Jun. 30, 2023
Principal Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES

NOTE 3 - PRINCIPAL ACCOUNTING POLICIES

The principal accounting policies and calculation methods, which have been implemented in the preparation of the financial information for the interim period, are consistent with those that were implemented in the preparation of the Group’s annual financial statements for the year ended December 31, 2022, except for the following IFRS guidance that is applicable to the Company, that became effective and is applied commencing January 1, 2023:

Amendment to IAS 12 – this amendment requires to recognize deferred taxes in transactions that, on initial regognitions, give rise to equal amounts of taxable and deductible temporary differences, which , as relates to the Company, apply to temporary differences arising on the initial recognition of right-of-use assets and the corresponding lease liabilities; the adoption of this amendment had no material effect on the Company’s financial statements.

Amendment to IAS 8 – this amendment clarifies the definition of accounting estimated and how should companies distinguish between changes in accounting policies and changes in accounting estimates. The adoption of this amendment had no material effect on the Company’s financial statements.

Amendment to IAS 1 – this amendment requires that the annual financial statements for 2023, will disclose the material accounting policies (that may affect the decisions of the main users) instead of the significant accounting policies. The Company will apply the materiality threshold in disclosing its accounting policies in its 2023 annual finnaicial statements.